Related Party Transactions - Schedule of Amount Charged by Related Parties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Accounting fees	$ 9,794	$ 14,723	$ 9,455
Secretary fees	158	1,344	215
Payroll charges	2,482	2,147	1,217
Management fees		51,924	29,499
Trainer fees - See Kok Chong	43,172	37,109
Director fees - See Kok Chong	26,077	28,954	14,182
Office rental	39,299
Incorporation fees			5,490
Professional fees		46,850	42,200
License fees		2,200	2,200
Listing expenses		(30,000)	30,000
Total	$ 120,982	155,251	$ 134,458
Restatement Adjustment [Member]
Accounting fees		14,723
Secretary fees		246
Payroll charges		2,147
Management fees		3,185
Trainer fees - See Kok Chong		37,109
Director fees - See Kok Chong		28,954
Office rental		13,029
Professional fees
License fees
Listing expenses
Total		$ 99,393